Label	Element	Value
American Trust Allegiance Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Trust Allegiance Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Trust Allegiance Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Advisor selects principally domestic and foreign stocks for the Fund’s portfolio that it expects will appreciate in value over the long term. Under normal market conditions, the Fund will invest at least 85% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities. The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market. The Advisor focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet. The Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years. The Advisor typically purchases securities of companies which demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position. Normally, the companies in which the Fund invests represent ten major economic or market sectors: consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, communication services, materials and real estate. The Fund may have significant exposure to one or more of these sectors.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries. While the Fund may invest in a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company at the time of investment. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market
		environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio. The Advisor considers a small-capitalization stock to be one with a market capitalization of less than $1 billion at the time of investment; a mid-capitalization stock to be one with a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than $10 billion at the time of investment. The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund’s net assets in emerging markets, through U.S. listed securities, depositary receipts, such as, American Depositary Receipts (“ADRs”), or through purchases on foreign exchanges. The Fund may also invest up to 25% of its net assets in real estate investment trust ("REITs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
•Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies, as well as the Advisor’s research, analysis and determination of portfolio securities.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund’s investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.
•ADR Risk. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.
•Sector Emphasis Risk. If the Fund’s portfolio is overweighted in certain sectors or related sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweight in that sector.
•Socially Responsible Investing Policy Risk. The Fund’s portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.
•Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

The Fund may be appropriate for investors who:

•Want exposure to investments in companies that promote social responsibility;
•Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and
		•Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, 10-year, and since inception periods, compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.allegiancefund.com or by calling toll free at 1-800-385-7003.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-385-7003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allegiancefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s year-to-date total return as of March 31, 2022 was 0.68%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	2Q: 2020	15.89%
Lowest Quarterly Return	1Q: 2020	-27.42%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
American Trust Allegiance Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 1997
American Trust Allegiance Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATAFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.93%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,161
Annual Return 2012	rr_AnnualReturn2012	16.28%	[2]
Annual Return 2013	rr_AnnualReturn2013	26.07%	[2]
Annual Return 2014	rr_AnnualReturn2014	3.74%	[2]
Annual Return 2015	rr_AnnualReturn2015	(5.07%)	[2]
Annual Return 2016	rr_AnnualReturn2016	5.43%	[2]
Annual Return 2017	rr_AnnualReturn2017	25.23%	[2]
Annual Return 2018	rr_AnnualReturn2018	(13.79%)	[2]
Annual Return 2019	rr_AnnualReturn2019	29.25%	[2]
Annual Return 2020	rr_AnnualReturn2020	1.14%	[2]
Annual Return 2021	rr_AnnualReturn2021	23.39%	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.39%
5 Years	rr_AverageAnnualReturnYear05	11.73%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 1997
American Trust Allegiance Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.35%
5 Years	rr_AverageAnnualReturnYear05	10.18%
10 Years	rr_AverageAnnualReturnYear10	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
American Trust Allegiance Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	9.06%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%

[1]	American Trust Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive a portion or all of its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.39% of the Fund’s average daily net assets (the “Expense Cap”). Prior to April 1, 2022, the Expense Cap was 1.45%. Accordingly, the Total Annual Fund Operating Expenses After Fee Waiver does not match the information provided in the Financial Highlights. The Expense Cap will remain in effect through at least June 28, 2023, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[2]	The Fund’s year-to-date total return as of March 31, 2022 was 0.68%.